11. Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2017
Recoverable Taxes Tables
Recoverable taxes
	2017	2016
State value-added tax on sales and services – ICMS (note 11.1)	1,886	545
Provision for non-realization to ICMS	(369)	-
Social Integration Program/Contribution for Social Security Financing-PIS/COFINS (note 11.2)	424	418
Income tax on short term investments	13	45
Income tax and Social Contribution	71	80
Social Security Contribution - INSS	312	211
Other	6	7
Total	2,343	1,306

Current	596	674
Noncurrent	1,747	632

Future realization of revoverable taxes

Up to one year	318
From 1 to 2 years	228
From 2 to 3 years	172
From 3 to 4 years	148
From 4 to 5 years	139
More than 5 years	512
1,517